UNITED STATES

             SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549

                          FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        AFA Financial, Inc.
Address:     1325 Airmotive Way
             Suite 205
             Reno, NV  89502

13F File Number: 28-2369

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michelle Leicher
Title:   Vice President
Phone:   775-325-2300
Signature, Place, and Date of Signing

Michelle Leicher     Reno, Nevada    October 8, 1999

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $108,564


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
                                           FORM 13F INFORMATION TABLE
                                                      VALUE       SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE

ABBOTT LABS                COM            000282410    3631        98975   SH           SOLE     N/A               98975
ALLIED SIGNAL              COM            001951210    4344        72475   SH           SOLE     N/A               72475
ALLSTATE CORP              COM            002000210    3082       123600   SH           SOLE     N/A              123600
AMERICAN EXPRESS           COM            002581610    1514        11214   SH           SOLE     N/A               11214
AMERICAN HOME PRODUCTS     COM            002660910    2181        52545   SH           SOLE     N/A               52545
AMGEN, INC.                COM            003116210     903        11075   SH           SOLE     N/A               11075
AT & T CORP                COM            000195710    4028        92597   SH           SOLE     N/A               92597
BAXTER INTERNATIONAL       COM            007181310    3738        62044   SH           SOLE     N/A               62044
CHASE MANHATTAN            COM            016161010    5504        73015   SH           SOLE     N/A               73015
CISCO SYSTEMS              COM            017275R10    5319        77582   SH           SOLE     N/A               77582
CITIGROUP                  COM            017303410     704        16000   SH           SOLE     N/A               16000
DELL COMPUTERS             COM            024702510    3231        77265   SH           SOLE     N/A               77265
DIGENE CORP                COM            025375210     202        16300   SH           SOLE     N/A               16300
DUPONT                     COM            026353410    3866        63898   SH           SOLE     N/A               63898
EMERSON ELECTRIC           COM            029101110    3780        59825   SH           SOLE     N/A               59825
FEDERAL NAT'L MTG          COM            031358610    4441        70840   SH           SOLE     N/A               70840
FORD MOTOR                 COM            034537010    3722        74060   SH           SOLE     N/A               74060
GENERAL ELECTRIC           COM            036960410    5536        46695   SH           SOLE     N/A               46695
HOUSEHOLD INT'L            COM            044181510    4734       117975   SH           SOLE     N/A              117975
INTEL                      COM            045814010    5793        77950   SH           SOLE     N/A               77950
JOHNSON & JOHNSON          COM            047816010    1263        13750   SH           SOLE     N/A               13750
KEYCORP                    COM            049326710    3693       143075   SH           SOLE     N/A              143075
LEVEL 3 COMMUNICATIONS     COM            052729N10    1870        35820   SH           SOLE     N/A               35820
MASCO CORP                 COM            057459910    3816       123100   SH           SOLE     N/A              123100
MCI WORLDCOM, INC.         COM            055268B10     460         6400   SH           SOLE     N/A                6400
MCKESSON CORP              COM            058155610     589        20300   SH           SOLE     N/A               20300
MEDTRONIC INC.             COM            058505510     356        10000   SH           SOLE     N/A               10000
MELLON BANK CORP           COM            058550910    5704       169650   SH           SOLE     N/A              169650
MICROSOFT CORP             COM            059491810    1906        21045   SH           SOLE     N/A               21045
MORGAN STANLEY DWD CO      COM            061744644    1922        21545   SH           SOLE     N/A               21545
PPG INDUSTRIES INC.        COM            069350610    4239        70650   SH           SOLE     N/A               70650
PROCTER & GAMBLE           COM            074271810     703         7500   SH           SOLE     N/A                7500
SCHERING-PLOUGH            COM            080660510    3731        85520   SH           SOLE     N/A               85520
TYCO INTERNATIONAL         COM            090212010    3420        33125   SH           SOLE     N/A               33125
WAL-MART STORES            COM            093114210     842        17700   SH           SOLE     N/A               17700
XEROX CORP                 COM            098412110    3799        90590   SH           SOLE     N/A               90590
